Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001113914
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2011
Prospectus Date	rr_ProspectusDate	Jul 1, 2011

Selkirk Opportunities Fund
SELKIRK OPPORTUNITIES FUND SUMMARY
Investment Objective
The Selkirk Opportunities Fund (the "Fund" or "Opportunities Fund") seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Selkirk Opportunities Fund
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Selkirk Opportunities Fund
Management Fees		1.25%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.61%
Total Annual Fund Operating Expenses		2.11%
Fee Waiver	[2]	none
Total Annual Fund Operating Expenses after Fee Waiver		2.11%
[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed that, in the event the Fund's Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 2.00%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund's Total Annual Fund Operating Expenses after such waiver equal 2.00% or (b) all of the management fees. The fee waiver agreement is in effect through December 31, 2012. Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds' Board of Trustees. To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Selkirk Opportunities Fund	214	661

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.  As the Opportunities Fund is a new fund, it does not yet have a portfolio turnover history.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 70% of its assets in companies with market capitalization of less than $5 billion or smaller than the largest company* in the Russell 2000 Index, whichever is larger and as measured at the time of purchase, which are considered by the Fund's Adviser to be small cap issuers, and that the Fund's Adviser considers to be high quality, strong companies available for purchase at an exceptional value.  Current income is not a consideration.

In selecting the Fund's investments, the Fund's Portfolio Manager analyzes the financial, business and management areas of companies and identifies quality companies that demonstrate:

·

     consistently high cash returns on net operating assets (CRONOATM);

·

     a sound balance sheet with strong generation of free cash;

·

     a sustainable competitive advantage in an industry with enviable business economics operated by a capable management team that understands capital allocation and committed to preserving the company dominance and enhancing the company's competitive position; and

·

    Management operates with integrity and on behalf of the shareholder.

Companies meeting above criteria, are given risk adjusted "value-ranges" and placed on the composite bench.  When the price of a security on the composite bench comes within this value range, a position may be taken.

In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the Fund's Adviser believes may provide an opportunity for above-average appreciation. The Fund primarily invests in U.S. common stocks.

[1]
Principal Risks

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund`s share price fluctuates, which means you could lose money by investing in the Fund. The principal risks of investing in this Fund are summarized as follows:

Management Risk The Fund is subject to the risk that the investment adviser`s judgments about the attractiveness, value, or potential appreciation of the fund`s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Securities Risk Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. Further, the value of a particular stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment Style Risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund`s approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Small-Cap Risk Securities of companies with small market capitalization are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Performance
Performance information for the Opportunities Fund is not included because the Fund does not have one full calendar year of performance.

[1]	As of June 16, 2011, the market capitalization of the largest company in the Russell 2000 Index was $5.4 billion.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Selkirk Opportunities Fund | Selkirk Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	2.11%
1 Year	rr_ExpenseExampleYear01	214
3 Years	rr_ExpenseExampleYear03	661
Selkirk Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SELKIRK OPPORTUNITIES FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Selkirk Opportunities Fund (the "Fund" or "Opportunities Fund") seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.  As the Opportunities Fund is a new fund, it does not yet have a portfolio turnover history.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 70% of its assets in companies with market capitalization of less than $5 billion or smaller than the largest company* in the Russell 2000 Index, whichever is larger and as measured at the time of purchase, which are considered by the Fund's Adviser to be small cap issuers, and that the Fund's Adviser considers to be high quality, strong companies available for purchase at an exceptional value.  Current income is not a consideration.

In selecting the Fund's investments, the Fund's Portfolio Manager analyzes the financial, business and management areas of companies and identifies quality companies that demonstrate:

·

     consistently high cash returns on net operating assets (CRONOATM);

·

     a sound balance sheet with strong generation of free cash;

·

     a sustainable competitive advantage in an industry with enviable business economics operated by a capable management team that understands capital allocation and committed to preserving the company dominance and enhancing the company's competitive position; and

·

    Management operates with integrity and on behalf of the shareholder.

Companies meeting above criteria, are given risk adjusted "value-ranges" and placed on the composite bench.  When the price of a security on the composite bench comes within this value range, a position may be taken.

In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the Fund's Adviser believes may provide an opportunity for above-average appreciation. The Fund primarily invests in U.S. common stocks.

[3]
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund`s share price fluctuates, which means you could lose money by investing in the Fund. The principal risks of investing in this Fund are summarized as follows:

Management Risk The Fund is subject to the risk that the investment adviser`s judgments about the attractiveness, value, or potential appreciation of the fund`s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Securities Risk Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. Further, the value of a particular stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment Style Risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund`s approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

Small-Cap Risk Securities of companies with small market capitalization are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund`s share price fluctuates, which means you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Opportunities Fund is not included because the Fund does not have one full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Opportunities Fund is not included because the Fund does not have one full calendar year of performance

[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed that, in the event the Fund's Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 2.00%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund's Total Annual Fund Operating Expenses after such waiver equal 2.00% or (b) all of the management fees. The fee waiver agreement is in effect through December 31, 2012. Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds' Board of Trustees. To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.
[3]	As of June 16, 2011, the market capitalization of the largest company in the Russell 2000 Index was $5.4 billion.

Selkirk Core Fund
SELKIRK CORE FUND SUMMARY
Investment Objective
The Selkirk Core Fund (the "Fund" or "Core Fund") seeks to provide long-term growth of capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Selkirk Core Fund
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Selkirk Core Fund
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.61%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver	[2]	none
Total Annual Fund Operating Expenses after Fee Waiver		1.86%
[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed that, in the event the Fund's Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 2.00%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund's Total Annual Fund Operating Expenses after such waiver equal 2.00% or (b) all of the management fees. The fee waiver agreement is in effect through December 31, 2012. Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds' Board of Trustees. To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Selkirk Core Fund	189	585

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.   As the Core Fund is a new fund, it does not yet have a portfolio turnover history.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing at least 70% of its assets in companies with market capitalization of greater than $500 million (measured at the time of purchase), considered by the Fund's Adviser to be large and mid-cap issuers, and that the Adviser considers to be high quality strong companies available for purchase at an exceptional value.  Current income is not a consideration.

In selecting the Fund's investments, the Fund's Portfolio Manager analyzes the financial, business and management areas of companies and identifies quality companies that demonstrate:

·

     consistently high cash returns on net operating assets (CRONOATM);

·

     a sound balance sheet with strong generation of free cash;

·

     a sustainable competitive advantage in an industry with enviable business economics operated by a capable management team that understands capital allocation and committed to preserving the company's dominance and enhancing the company's competitive position;

·

     Management operates with integrity and on behalf of the shareholder.

Companies meeting above criteria, are given risk adjusted "value-ranges" and placed on the composite bench.  When the price of a security on the composite bench comes within this value range, a position may be taken.

In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the Fund's Adviser believes may provide an opportunity for above-average appreciation.  The Fund primarily invests in U.S. common stocks.

Principal Risks

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund`s share price fluctuates, which means you could lose money by investing in the Fund. The principal risks of investing in this Fund are summarized as follows:

Management Risk The Fund is subject to the risk that the investment adviser`s judgments about the attractiveness, value, or potential appreciation of the fund`s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Securities Risk Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. Further, the value of a particular stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment Style Risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund`s approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Mid-Cap Risk Stocks of mid-cap companies may be more volatile than large-cap stocks.

Performance
Performance information for the Core Fund is not included because the Core Fund does not have one full calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Selkirk Core Fund | Selkirk Core Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.86%
1 Year	rr_ExpenseExampleYear01	189
3 Years	rr_ExpenseExampleYear03	585
Selkirk Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SELKIRK CORE FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Selkirk Core Fund (the "Fund" or "Core Fund") seeks to provide long-term growth of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.   As the Core Fund is a new fund, it does not yet have a portfolio turnover history.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 70% of its assets in companies with market capitalization of greater than $500 million (measured at the time of purchase), considered by the Fund's Adviser to be large and mid-cap issuers, and that the Adviser considers to be high quality strong companies available for purchase at an exceptional value.  Current income is not a consideration.

In selecting the Fund's investments, the Fund's Portfolio Manager analyzes the financial, business and management areas of companies and identifies quality companies that demonstrate:

·

     consistently high cash returns on net operating assets (CRONOATM);

·

     a sound balance sheet with strong generation of free cash;

·

     a sustainable competitive advantage in an industry with enviable business economics operated by a capable management team that understands capital allocation and committed to preserving the company's dominance and enhancing the company's competitive position;

·

     Management operates with integrity and on behalf of the shareholder.

Companies meeting above criteria, are given risk adjusted "value-ranges" and placed on the composite bench.  When the price of a security on the composite bench comes within this value range, a position may be taken.

In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the Fund's Adviser believes may provide an opportunity for above-average appreciation.  The Fund primarily invests in U.S. common stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund`s share price fluctuates, which means you could lose money by investing in the Fund. The principal risks of investing in this Fund are summarized as follows:

Management Risk The Fund is subject to the risk that the investment adviser`s judgments about the attractiveness, value, or potential appreciation of the fund`s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Securities Risk Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. Further, the value of a particular stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment Style Risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund`s approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Mid-Cap Risk Stocks of mid-cap companies may be more volatile than large-cap stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund`s share price fluctuates, which means you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Core Fund is not included because the Core Fund does not have one full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Core Fund is not included because the Core Fund does not have one full calendar year of performance

[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed that, in the event the Fund's Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 2.00%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund's Total Annual Fund Operating Expenses after such waiver equal 2.00% or (b) all of the management fees. The fee waiver agreement is in effect through December 31, 2012. Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds' Board of Trustees. To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Selkirk Income Fund
SELKIRK INCOME FUND SUMMARY
Investment Objective
The Selkirk Income Fund (the "Fund" or "Income Fund") seeks to provide dividend income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Selkirk Income Fund
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Selkirk Income Fund
Management Fees		1.00%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.61%
Total Annual Fund Operating Expenses		1.86%
Fee Waiver	[2]	none
Total Annual Fund Operating Expenses after Fee Waiver		1.86%
[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed that, in the event the Fund's Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 2.00%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund's Total Annual Fund Operating Expenses after such waiver equal 2.00% or (b) all of the management fees. The fee waiver agreement is in effect through December 31, 2012. Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds' Board of Trustees. To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Selkirk Income Fund	189	585

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.  As the Income Fund is a new fund, it does not yet have a portfolio turnover history.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in the common and preferred stocks of companies that pay dividends.  In a weak market economy, as determined by the Adviser, the Fund may select to invest in investment grade fixed income securities, including investment grade corporate bonds and/or U. S. Treasuries, maturing in 10 years or less.  A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.  Under normal market conditions, at least 80% of all securities owned by the Fund, whether equity or fixed income, securities will be income-producing securities.

In selecting the Fund's investments, the Fund's Portfolio Manager analyzes the financial, business and management areas of companies and identifies quality companies that demonstrate:

·

    consistently high cash returns on net operating assets (CRONOATM);

·

    a sound balance sheet with strong generation of free cash;

·

    a sustainable competitive advantage in an industry with enviable business economics operated by a capable management team that understands   capital allocation and committed to preserving the company's dominance and enhancing the company's competitive position; and

·

    Management operates with integrity and on behalf of the shareholder.

Companies meeting above criteria, are given risk adjusted "value-ranges" and placed on the composite bench.  When the price of a security on the composite bench comes within this value range, a position may be taken.

In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the Fund's Adviser believes may provide an opportunity for above-average income and possible appreciation, although appreciation is not part of the Income Fund's investment objective.  The Fund primarily invests in U.S. securities.

In addition to the valuation considerations discussed above, we favor companies with one or more of the following:

·

    either a track record of, or the potential for, dividend growth;

·

    a current dividend yield; or

·

    the ability to pay a dividend in the near future.

In determining the overall allocations between stocks and fixed income securities, the Fund's may favor fixed income securities if the Adviser perceives the economy to be weak, corporate profits are expected to decline or the Fund's portfolio manager is finding little opportunity in the equity space.   Likewise, when the manager believes that value is available in equities, the Adviser may favor stocks.

Principal Risks

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund`s share price fluctuates, which means you could lose money by investing in the Fund. The principal risks of investing in this Fund are summarized as follows:

Management Risk The Fund is subject to the risk that the investment adviser`s judgments about the attractiveness, value, or potential appreciation of the fund`s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Securities Risk Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. Further the value of a particular stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment Style Risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund`s approach to investing could cause it to underperform other stock funds that employ a different investment style.

Credit (or Default) Risk The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations. Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility. A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell.

Interest Rate Risk The value of a fixed income security may decline due to an increase in the absolute level of interest rates, or changes in the spread between two rates, the shape of the yield curve or any other interest rate relationship. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Prepayment Risk A portion of the Fund may be invested in asset-backed and mortgage-backed securities. Accordingly, the Fund may be subject to higher prepayment risk than a Fund with a higher concentration in other types of fixed income securities. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund earlier than expected. This may happen during a period of declining interest rates.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Performance
Performance information for the Income Fund is not included because the Income Fund does not have one full calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Selkirk Income Fund | Selkirk Income Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.86%
1 Year	rr_ExpenseExampleYear01	189
3 Years	rr_ExpenseExampleYear03	585
Selkirk Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SELKIRK INCOME FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Selkirk Income Fund (the "Fund" or "Income Fund") seeks to provide dividend income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.  As the Income Fund is a new fund, it does not yet have a portfolio turnover history.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in the common and preferred stocks of companies that pay dividends.  In a weak market economy, as determined by the Adviser, the Fund may select to invest in investment grade fixed income securities, including investment grade corporate bonds and/or U. S. Treasuries, maturing in 10 years or less.  A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.  Under normal market conditions, at least 80% of all securities owned by the Fund, whether equity or fixed income, securities will be income-producing securities.

In selecting the Fund's investments, the Fund's Portfolio Manager analyzes the financial, business and management areas of companies and identifies quality companies that demonstrate:

·

    consistently high cash returns on net operating assets (CRONOATM);

·

    a sound balance sheet with strong generation of free cash;

·

    a sustainable competitive advantage in an industry with enviable business economics operated by a capable management team that understands   capital allocation and committed to preserving the company's dominance and enhancing the company's competitive position; and

·

    Management operates with integrity and on behalf of the shareholder.

Companies meeting above criteria, are given risk adjusted "value-ranges" and placed on the composite bench.  When the price of a security on the composite bench comes within this value range, a position may be taken.

In pursuing its investment objective, the Fund has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that the Fund's Adviser believes may provide an opportunity for above-average income and possible appreciation, although appreciation is not part of the Income Fund's investment objective.  The Fund primarily invests in U.S. securities.

In addition to the valuation considerations discussed above, we favor companies with one or more of the following:

·

    either a track record of, or the potential for, dividend growth;

·

    a current dividend yield; or

·

    the ability to pay a dividend in the near future.

In determining the overall allocations between stocks and fixed income securities, the Fund's may favor fixed income securities if the Adviser perceives the economy to be weak, corporate profits are expected to decline or the Fund's portfolio manager is finding little opportunity in the equity space.   Likewise, when the manager believes that value is available in equities, the Adviser may favor stocks.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its objective. The Fund`s share price fluctuates, which means you could lose money by investing in the Fund. The principal risks of investing in this Fund are summarized as follows:

Management Risk The Fund is subject to the risk that the investment adviser`s judgments about the attractiveness, value, or potential appreciation of the fund`s investments may prove to be incorrect. If the securities selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform other funds with similar objectives and investment strategies.

Equity Securities Risk Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. Further the value of a particular stock in which the Fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Investment Style Risk Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. The Fund`s approach to investing could cause it to underperform other stock funds that employ a different investment style.

Credit (or Default) Risk The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations. Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility. A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell.

Interest Rate Risk The value of a fixed income security may decline due to an increase in the absolute level of interest rates, or changes in the spread between two rates, the shape of the yield curve or any other interest rate relationship. Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund's share price will fluctuate in response to interest rate changes.

Prepayment Risk A portion of the Fund may be invested in asset-backed and mortgage-backed securities. Accordingly, the Fund may be subject to higher prepayment risk than a Fund with a higher concentration in other types of fixed income securities. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund earlier than expected. This may happen during a period of declining interest rates.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund`s share price fluctuates, which means you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Income Fund is not included because the Income Fund does not have one full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Income Fund is not included because the Income Fund does not have one full calendar year of performance

[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed that, in the event the Fund's Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 2.00%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund's Total Annual Fund Operating Expenses after such waiver equal 2.00% or (b) all of the management fees. The fee waiver agreement is in effect through December 31, 2012. Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds' Board of Trustees. To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Selkirk Bond Fund
SELKIRK BOND FUND SUMMARY
Investment Objective
The primary objective of the Selkirk Bond Fund (the "Fund" or "Bond Fund") is to provide a high level of current income.
Its secondary objective is capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Selkirk Bond Fund
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Selkirk Bond Fund
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]	0.62%
Acquired Fund Fees and Expenses		none
Total Annual Fund Operating Expenses		1.62%
Fee Waiver	[2]	none
Total Annual Fund Operating Expenses after Fee Waiver		1.62%
[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed that, in the event the Fund's Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 1.55%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund's Total Annual Fund Operating Expenses after such waiver equal 1.55% or (b) all of the management fees. The fee waiver agreement is in effect through December 31, 2012. Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds' Board of Trustees. To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Selkirk Bond Fund	165	511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.  As the Bond Fund is a new fund, it does not yet have a portfolio turnover history.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in fixed income securities.  Under normal market conditions, the Fund's average portfolio duration* will range from three to seven years.  The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in investment grade, U.S. dollar-denominated bonds, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.

*Duration measures the sensitivity of a particular bond, or portfolio of bonds, to a given change in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates than a security with a shorter duration.  For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

Bonds, also known as fixed income securities, in which the Fund may invest without limitation:

·

     U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government;

·

     corporate debt obligations, including commercial paper;

·

     U.S. municipal debt obligations;

·

     mortgage-backed securities, including collateralized mortgage obligations ("CMOs");

·

     asset-backed securities;

·

     Exchange Traded Funds ("ETFs"); and

·

     U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., yankee bonds).

The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.

Principal Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Credit (or Default) Risk The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Prepayment Risk A substantial portion of the Fund may be invested in asset-backed and mortgage-backed securities. Accordingly, the Fund may be subject to higher prepayment risk than a Fund with a higher concentration in other types of fixed income securities. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund earlier than expected. This may happen during a period of declining interest rates. The Fund may have to reinvest in lower yielding securities.

Mortgage-Backed and Other Asset-Backed Security Risk Investments in mortgage-backed securities are neither insured nor guaranteed by the U.S. Treasury and involve prepayment risk and extension risk.

Management Risk The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

High Yield Debt Securities Risk Investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

ETF Risk ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF's operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Performance
Performance information for the Bond Fund is not included because the Bond Fund does not have one full calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Selkirk Bond Fund | Selkirk Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.62%
1 Year	rr_ExpenseExampleYear01	165
3 Years	rr_ExpenseExampleYear03	511
Selkirk Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SELKIRK BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the Selkirk Bond Fund (the "Fund" or "Bond Fund") is to provide a high level of current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Its secondary objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.  As the Bond Fund is a new fund, it does not yet have a portfolio turnover history.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in fixed income securities.  Under normal market conditions, the Fund's average portfolio duration* will range from three to seven years.  The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in investment grade, U.S. dollar-denominated bonds, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.

*Duration measures the sensitivity of a particular bond, or portfolio of bonds, to a given change in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates than a security with a shorter duration.  For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

Bonds, also known as fixed income securities, in which the Fund may invest without limitation:

·

     U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government;

·

     corporate debt obligations, including commercial paper;

·

     U.S. municipal debt obligations;

·

     mortgage-backed securities, including collateralized mortgage obligations ("CMOs");

·

     asset-backed securities;

·

     Exchange Traded Funds ("ETFs"); and

·

     U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., yankee bonds).

The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Credit (or Default) Risk The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Prepayment Risk A substantial portion of the Fund may be invested in asset-backed and mortgage-backed securities. Accordingly, the Fund may be subject to higher prepayment risk than a Fund with a higher concentration in other types of fixed income securities. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by the Fund earlier than expected. This may happen during a period of declining interest rates. The Fund may have to reinvest in lower yielding securities.

Mortgage-Backed and Other Asset-Backed Security Risk Investments in mortgage-backed securities are neither insured nor guaranteed by the U.S. Treasury and involve prepayment risk and extension risk.

Management Risk The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

High Yield Debt Securities Risk Investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

ETF Risk ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF's operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Bond Fund is not included because the Bond Fund does not have one full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Bond Fund is not included because the Bond Fund does not have one full calendar year of performance

[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed that, in the event the Fund's Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 1.55%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund's Total Annual Fund Operating Expenses after such waiver equal 1.55% or (b) all of the management fees. The fee waiver agreement is in effect through December 31, 2012. Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds' Board of Trustees. To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Selkirk Short-Term Bond Fund
SELKIRK SHORT-TERM BOND FUND SUMMARY
Investment Objective
The primary objective of the Selkirk Short-Term Bond Fund (the "Fund" or "Short-Term Bond Fund") is to maximize income, to the extent consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Selkirk Short-Term Bond Fund
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Selkirk Short-Term Bond Fund
Management Fees	[1]	0.70%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses	[1]	0.62%
Acquired Fund Fees and Expenses	[1]	none
Total Annual Fund Operating Expenses	[1]	1.57%
Fee Waiver	[1][2]	none
Total Annual Fund Operating Expenses after Fee Waiver	[1]	1.57%
[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed that, in the event the Fund's Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 1.50%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund's Total Annual Fund Operating Expenses after such waiver equal 1.50% or (b) all of the management fees. The fee waiver agreement is in effect through December 31, 2012. Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds' Board of Trustees. To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Selkirk Short-Term Bond Fund	160	496

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.  As the Short-Term Bond Fund is a new fund, it does not yet have a portfolio turnover history.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing in fixed income securities.  Under normal market conditions, the Fund's average portfolio duration* will range from one to three years.  The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in investment grade, U.S. dollar-denominated bonds, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.

*Duration measures the sensitivity of a particular bond, or portfolio of bonds, to a given change in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates than a security with a shorter duration.  For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

Bonds, also known as fixed income securities, in which the Fund may invest without limitation:

·

    U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government;

·

    corporate debt obligations, including commercial paper;

·

    U.S. municipal debt obligations;

·

    mortgage-backed securities, including collateralized mortgage obligations ("CMOs");

·

    asset-backed securities;

·

    Exchange Traded Funds (ETF's); and

·

    U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., yankee bonds).

The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

Principal Risks

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Credit (or Default) Risk The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Mortgage-Backed and Other Asset-Backed Security Risk Investments in mortgage-backed securities are neither insured nor guaranteed by the U.S. Treasury and involve prepayment risk and extension risk.

Management Risk The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

High Yield Risk Investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risk ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF's operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Performance
Performance information for the Short-Term Bond Fund is not included because the Short-Term Bond Fund does not have one full calendar year of performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMBASSADOR FUNDS
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
Selkirk Short-Term Bond Fund | Selkirk Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percent of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percent of the lesser of the net asset value of the shares redeemed or the total cost of such shares)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[1]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver	rr_NetExpensesOverAssets	1.57%	[1]
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	496
Selkirk Short-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SELKIRK SHORT-TERM BOND FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary objective of the Selkirk Short-Term Bond Fund (the "Fund" or "Short-Term Bond Fund") is to maximize income, to the extent consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expense or in the example, affect the Fund's performance.  As the Short-Term Bond Fund is a new fund, it does not yet have a portfolio turnover history.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in fixed income securities.  Under normal market conditions, the Fund's average portfolio duration* will range from one to three years.  The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in investment grade, U.S. dollar-denominated bonds, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor's Ratings Services ("Standard & Poor's") or an equivalent rating by a nationally recognized statistical rating organization (''NRSRO"), including Moody's Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund's Adviser.

*Duration measures the sensitivity of a particular bond, or portfolio of bonds, to a given change in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates than a security with a shorter duration.  For example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond fund with an average duration of negative three years would be expected to rise approximately 3% if interest rates rose by one percentage point.

Bonds, also known as fixed income securities, in which the Fund may invest without limitation:

·

    U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government;

·

    corporate debt obligations, including commercial paper;

·

    U.S. municipal debt obligations;

·

    mortgage-backed securities, including collateralized mortgage obligations ("CMOs");

·

    asset-backed securities;

·

    Exchange Traded Funds (ETF's); and

·

    U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., yankee bonds).

The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as "junk bonds"), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor's or an equivalent rating by an NRSRO, or if unrated, considered to be of comparable credit quality by the Fund's Advisor.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You may lose money if you invest in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks associated with investment in the Fund are as follows:

Credit (or Default) Risk The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Mortgage-Backed and Other Asset-Backed Security Risk Investments in mortgage-backed securities are neither insured nor guaranteed by the U.S. Treasury and involve prepayment risk and extension risk.

Management Risk The individual bonds in the Fund may not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices may not work to achieve their desired result.

High Yield Risk Investments in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer's ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility and may be illiquid.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

ETF Risk ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF. However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF's operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

New Fund Risk There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate that Fund.  The Board of Trustees can liquidate a Fund without a shareholder vote and, while shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders, and may result in adverse tax consequences to the shareholders of that Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Short-Term Bond Fund is not included because the Short-Term Bond Fund does not have one full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Short-Term Bond Fund is not included because the Short-Term Bond Fund does not have one full calendar year of performance

[1]	"Other Expenses" are based on estimated amounts for current fiscal year and assumes that the Fund has average daily net assets of $25,000,000.
[2]	The Adviser has contractually agreed that, in the event the Fund's Total Annual Fund Operating Expenses (excluding 12b-1 fees and acquired fund fees and expenses), exceed 1.50%, the Adviser will reduce or waive its management fees in an amount equal to the lesser of (a) the amount necessary for the Fund's Total Annual Fund Operating Expenses after such waiver equal 1.50% or (b) all of the management fees. The fee waiver agreement is in effect through December 31, 2012. Prior to January 1, 2013, the fee waiver agreement can only be terminated by the Ambassador Funds' Board of Trustees. To the extent the Adviser waives its management fees, it may seek repayment by the Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived, subject to the respective waiver agreement.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 1, 2011